Insurance Contracts and Private Pension - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 Pension_Plan
Disclosure of Reinsurance Transactions [Line Items]
Number of private pension products	3
Top of range [member]
Disclosure of Reinsurance Transactions [Line Items]
Percentage of income tax deduction	12.00%